Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Parenthetical) (Detail) (Subsequent Events [Member])	0 Months Ended
	Mar. 19, 2014	Feb. 02, 2014
Subsequent Events [Member]
Nature Of Operations [Line Items]
Charters period extended	3 years
New expiry dates	2019-12
Daily Charter Rate		15,300